Fair Value Measurements - Unobservable inputs used in determining fair value of embedded derivatives (Details) - Embedded derivatives	12 Months Ended
Dec. 31, 2020
Unobservable inputs used by management in determining fair value of embedded derivatives
Risk margin for uncertainty in cash flows	0.99%
Minimum
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary’s credit risk	0.20%
Surrenders	4.00%
Partial surrenders	2.00%
Annuitizations	0.10%
Deaths	1.70%
Budgeted option costs	2.20%
Maximum
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary’s credit risk	2.20%
Surrenders	23.00%
Partial surrenders	11.00%
Annuitizations	1.00%
Deaths	13.90%
Budgeted option costs	2.90%